Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Inventory [Abstract]
Supplies and consumables	$ 19,144	$ 15,619
Stockpiles	2,880	3,569
Work in progress	1,658	5,234
Finished goods	2,337	1,074
Inventories	$ 26,019	$ 25,496